Fair Value (Summary of Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Assets:
Equity securities (without readily determinable fair values)	¥ 207,743	¥ 207,407	¥ 186,146
Fair Value, Measurements, Nonrecurring
Assets:
Loans	97,000	81,000
Loans held-for-sale	216,000	76,000
Equity securities (without readily determinable fair values)	4,000	4,000
Other investments	94,000
Premises and equipment—net	1,000
Total assets measured at fair value	412,000	161,000
Fair Value, Measurements, Nonrecurring | Aggregate cost
Assets:
Loans	165,000	128,000
Loans held-for-sale	282,000	77,000
Equity securities (without readily determinable fair values)	5,000	4,000
Other investments	122,000
Premises and equipment—net	2,000	13,000
Other assets		3,000
Total assets measured at fair value	576,000	225,000
Fair Value, Measurements, Nonrecurring | Level 1
Assets:
Other investments	93,000
Total assets measured at fair value	93,000
Fair Value, Measurements, Nonrecurring | Level 2
Assets:
Loans held-for-sale	16,000	27,000
Equity securities (without readily determinable fair values)	4,000	3,000
Total assets measured at fair value	20,000	30,000
Fair Value, Measurements, Nonrecurring | Level 3
Assets:
Loans	97,000	81,000
Loans held-for-sale	200,000	49,000
Equity securities (without readily determinable fair values)		1,000
Other investments	1,000
Premises and equipment—net	1,000
Total assets measured at fair value	¥ 299,000	¥ 131,000